Income taxes - Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 746,880
Tax loss carryforwards utilized	258,900
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 71,937
Duration of tax losses	10 years
2002
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 156,580
2003
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	167,310
2004
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	213,789
2005
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	4,631
2006
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	17,817
2007
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	44,237
2008
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	30,697
2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	7,457
2012
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	29,778
2013
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	10,827
2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	895
2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	5,765
2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	22,810
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	26,849
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 7,438